Leases - Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets	$ 86,986	$ 71,144
Operating lease liabilities	$ 92,885	$ 75,749